REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2024	5,007,271	1,699,389	6,706,660
Accretion of redeemable non-controlling interests	239,827	81,393	321,220
Foreign currency translation adjustment	(116,997)	(39,708)	(156,705)
Balance as of June 30, 2024	5,130,101	1,741,074	6,871,175